ASSET ALLOCATION
================================================================================

                                [GRAPHIC OMITTED]

Alliance Balanced
Shares

Semi-Annual Report
January 31, 2000 (unaudited)

                                   Alliance Capital [LOGO]
                                   The Investment Professional's Choice

                           Investment Products Offered
                      -------------------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                      -------------------------------------

LETTER TO SHAREHOLDERS
================================================================================

LETTER TO SHAREHOLDERS
March 17, 2000

Dear Shareholder:

We are pleased to report to you on the performance, investment strategy, and outlook for Alliance Balanced Shares (the "Fund") for the annual reporting period ended January 31, 2000.

Investment Results

During the six- and 12-month periods ended January 31, 2000, the Fund returned -1.87% and 1.56%, respectively. The Fund's returns were below those of its benchmark composite, a blend of 60% Standard & Poor's ("S&P") 500 Stock Index, 25% Lehman Brothers Government/Corporate Bond Index and 15% Salomon Brothers 1-Year Treasury Bond Index (the "Composite"). The Composite returned 3.71% over the six-month period and 6.10% over the 12-month period. The Fund's underperformance versus the Composite was largely the result of the Fund's relative underweighting in technology issues and a bias toward low valuation in its investments. As our stock selection discipline is a valuation-based approach, it has led us to avoid those large-cap growth stocks that forecast rapid growth rates accompanied by high price-to-earnings ratios. Thus, our underweighting of such large growth stocks attributed to our lower relative performance.

INVESTMENT RESULTS*
Periods Ended January 31, 2000

                    --------------------------
                         Total Returns
                    --------------------------
                     6 Months   12 Months
----------------------------------------------
Alliance Balanced
Shares
  Class A             -1.87%      1.56%
----------------------------------------------
  Class B             -2.26%      0.80%
----------------------------------------------
  Class C             -2.18%      0.87%
----------------------------------------------
S&P 500
Stock Index            5.58%     10.34%
----------------------------------------------
Lehman Brothers
Government/
Corporate
Bond Index             0.38%     -2.87%
----------------------------------------------
Salomon Brothers
1-Year Treasury
Bond Index             1.76%      4.11%
----------------------------------------------
Composite              3.71%      6.10%
----------------------------------------------

* The Fund's investment results represent total returns and are based on the net asset value as of January 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Total returns for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies, and is a common measure of the performance of the overall U.S. stock market. The Lehman Brothers Government/ Corporate Bond Index is a broad measure of the performance of intermediate (one- to 10-year) government and corporate fixed-rate

--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 1

LETTER TO SHAREHOLDERS
================================================================================

      debt issues. The Salomon Brothers 1-Year Treasury Bond Index represents performance of U.S. Treasury bills with one-year maturities. The Composite represents a blended index, as indicated in the preceding text. All comparative indices are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index.

      Additional investment results appear on pages 4-8.

Market Review

1999 was the second year in a row of extreme outperformance of richly valued growth stocks to the detriment of value stocks, whose prices are lower relative to their earnings and book values. While the S&P 500 Stock Index appreciated 21.0% for the year, the growth half of the market, as represented by the S&P 500 Barra Growth Index, increased 28.0%. Meanwhile, the value half of the market, as represented by the S&P 500 Barra Value Index, increased only 12.7%. Within the growth category, the only significant sector to lead the market was technology, with the CS First Boston Technology Index rising 134.7% for the year and the Pacific Stock Exchange High Technology Index up 116.4%. In addition, technology accounted for two-thirds of the gain in the S&P 500 Stock Index.

These performance trends were exemplified within the indices in the second half of 1999. Within a 7.7% gain in the S&P 500 Stock Index, the growth portion appreciated 15.3% while the value portion was down 1.1%. Additionally, the CS First Boston Technology Index rose 74.8% and the Pacific Stock Exchange High Technology Index gained 62.0%. In our view, it is apparent that the major explanatory variable in the performance of any portfolio was the degree of weighting in the technology sector.

Investment Outlook

Looking forward, we suspect that the recent increase in market volatility will continue in 2000 and we question the sustainability of technology stock outperformance. We continue to maintain a well-diversified Fund and rely on our in-house research staff to drive investment ideas on a stock-by-stock basis.


--------------------------------------------------------------------------------
2 o ALLIANCE BALANCED SHARES

LETTER TO SHAREHOLDERS
================================================================================

[PHOTO OMITTED]
John D. Carifa

[PHOTO OMITTED]
Paul Rissman

Portfolio Manager, Paul Rissman, is a Senior Vice President with over 11 years of investment experience.

Thank you for your continued interest in Alliance Balanced Shares. We look forward to reporting to you on your Fund's investment results and portfolio strategy in the coming periods.

Sincerely,

/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul Rissman

Paul Rissman
Senior Vice President


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 3

PERFORMANCE UPDATE
================================================================================

PERFORMANCE UPDATE

ALLIANCE BALANCED SHARES
GROWTH OF A $10,000 INVESTMENT
1/31/90 TO 1/31/00

                            [MOUNTAIN GRAPH OMITTED]

Composite: $40,451

Lipper Balanced Funds Average: $31,496

Alliance Balanced Shares Class A:  $27,938

This chart illustrates the total value of an assumed $10,000 investment in Alliance Balanced Shares Class A shares (from 1/31/90 to 1/31/00) as compared to the performance of an appropriate broad-based composite. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Fund's composite benchmark is comprised of 60% S&P 500 StockIndex, 25% Lehman Brothers Government/Corporate Bond Index and 15% Salomon Brothers 1-Year Treasury Index.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Government/Corporate Bond Index represents a combination of the Government Bond Index and the Corporate Bond Index.

The Salomon Brothers 1-Year Treasury Index represents performance of Treasury bills with 1-year maturities. Of course, Treasury bills are guaranteed as to principal and interest if held to maturity whereas the net asset value of the Fund will fluctuate.

The Lipper Balanced Funds Average reflects performance of 62 funds (based on the number of funds in the average from 1/31/90 to 1/31/00). These funds have generally similar investment objectives to Alliance Balanced Shares, although the investment policies of some funds included in the average may differ.

When comparing Alliance Balanced Shares to the composite and average shown above, you should note that no charges or expenses are reflected in the performance of the composite. Lipper results include fees and expenses. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Balanced Shares.


--------------------------------------------------------------------------------
4 o ALLIANCE BALANCED SHARES

PERFORMANCE UPDATE
================================================================================

PERFORMANCE UPDATE

ALLIANCE BALANCED SHARES
HISTORY OF RETURNS

                               [BAR CHART OMITTED]

Past performance is no guarantee of future results. This chart represents performance for the Fund's fiscal years. Data for 2000 is through January 31, 2000. The Fund's investment results represent total returns and are based on the net asset value of Class A shares as of January 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Total returns for Class B, Class C and Advisor Class shares will differ due to different expenses associated with those classes. The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies, and is a common measure of the performance of the overall U.S. stock market. The Lehman Brothers Government/Corporate Bond Index is a broad measure of the performance of intermediate (one- to 10-year) government and corporate fixed-rate debt issues. The Salomon Brothers 1-Year Treasury Bond Index represents performance of U.S. Treasury bills with one-year maturities. The Composite represents a blended index, 60% S&P 500, 25% Lehman Brothers Government/Corporate Bond Index and 15% Salomon Brothers 1-Year Treasury Bond Index. All comparative indices are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Balanced Shares.

* Composite: 60% S&P 500 / 25% LB Govt/Corp Bond Index / 15% SB 1-Yr Treasury.


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 5

PORTFOLIO SUMMARY
================================================================================

PORTFOLIO SUMMARY

INCEPTION DATE
(Class A Shares)
6/8/32

PORTFOLIO STATISTICS
Assets ($mil):$408.2
Median Market Capitalization ($mil):$17,391.0

                               [PIE CHART OMITTED]

SECURITY TYPE BREAKDOWN
|_| 55.77% Common Stock
|_| 24.99% Treasury Securities
|_| 10.13% Corporate Bonds
|_| 6.88% Short-Term Investments
|_| 1.81% Yankee Bonds
|_| 0.24% Preferred Stock
|_| 0.18% Sovereign Debt

All data as of January 31, 2000. The security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE BALANCED SHARES

INVESTMENT OBJECTIVE & POLICIES
and INVESTMENT RESULTS
================================================================================

INVESTMENT OBJECTIVE & POLICIES

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. It invests principally in a diversified portfolio of equity and fixed-income securities such as common and preferred stocks, U.S. government and agency obligations, bonds and senior debt securities.

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF JANUARY 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                       Without Sales Charge    With Sales Charge
         One Year              1.56%                -2.78%
       Five Years             15.40%                14.41%
        Ten Years             11.30%                10.82%

Class B Shares
--------------------------------------------------------------------------------
                       Without Sales Charge    With Sales Charge
         One Year              0.80%                -2.99%
       Five Years             14.50%                14.50%
Since Inception*(a)           10.65%                10.65%

Class C Shares
--------------------------------------------------------------------------------
                       Without Sales Charge    With Sales Charge
         One Year              0.87%                -0.08%
       Five Years             14.54%                14.54%
 Since Inception*             10.85%                10.85%


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 7

INVESTMENT RESULTS
================================================================================

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END
(DECEMBER 31, 1999)

                         Class A       Class B      Class C
--------------------------------------------------------------------------------
           1 Year          0.45%         0.26%        3.18%
          5 Years         15.41%        15.51%       15.55%
         10 Years         10.31%        11.06%*      11.42%*

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Since Inception: 2/4/91, Class B; 5/3/93, Class C.
(a) Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
8 o ALLIANCE BALANCED SHARES

TEN LARGEST HOLDINGS
================================================================================

TEN LARGEST HOLDINGS
January 31, 2000 (unaudited)

                                                                     Percent Of
Company                                                Value         Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                                $ 76,559,641            18.8%
--------------------------------------------------------------------------------
U.S. Treasury Bonds                                  25,257,508             6.2
--------------------------------------------------------------------------------
Tyco International, Ltd.                             11,499,750             2.8
--------------------------------------------------------------------------------
United Technologies Corp.                             9,084,075             2.2
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                            9,061,125             2.2
--------------------------------------------------------------------------------
Bank of America Corp.                                 8,718,486             2.1
--------------------------------------------------------------------------------
Chase Manhattan Corp.                                 8,295,898             2.0
--------------------------------------------------------------------------------
Kroger Co.                                            8,235,750             2.0
--------------------------------------------------------------------------------
Citigroup, Inc.                                       8,062,904             2.0
--------------------------------------------------------------------------------
Household International, Inc.                         8,026,425             2.0
--------------------------------------------------------------------------------
                                                   $172,801,562            42.3%

MAJOR PORTFOLIO CHANGES
Six Months Ended January 31, 2000 (unaudited)

                                          --------------------------------------
                                                     Shares Or Principal
                                          --------------------------------------
Purchases                                        Bought       Holdings 1/31/00
--------------------------------------------------------------------------------
Abbott Laboratories                              93,000                 93,000
--------------------------------------------------------------------------------
Associates First Capital Corp. Cl.A             188,000                222,800
--------------------------------------------------------------------------------
Kroger Co.                                      341,000                474,000
--------------------------------------------------------------------------------
Motorola, Inc.                                   41,000                 41,000
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                      396,000                438,000
--------------------------------------------------------------------------------
Tyco International, Ltd.                        192,600                269,000
--------------------------------------------------------------------------------
United Technologies Corp.                       111,000                171,600
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.125%, 8/15/29          $3,660,000             $3,660,000
--------------------------------------------------------------------------------
U.S. Treasury Bond, 8.125%, 8/15/19          $2,930,000             $7,830,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 7.25%, 5/15/04           $4,300,000             $8,000,000
--------------------------------------------------------------------------------

Sales                                              Sold       Holdings 1/31/00
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         33,000                 66,200
--------------------------------------------------------------------------------
Columbia HCA/Healthcare Corp.                    96,800                    -0-
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                        31,680                    -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                             96,000                190,700
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                                17,000                 21,000
--------------------------------------------------------------------------------
Oracle Corp.                                     49,950                    -0-
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         90,000                 69,500
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.25%, 11/15/28          $2,365,000                    -0-
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.25%, 2/15/29           $3,010,000             $2,100,000
--------------------------------------------------------------------------------
Wells Fargo & Co.                                53,000                    -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 9

PORTFOLIO OF INVESTMENTS
================================================================================

PORTFOLIO OF INVESTMENTS
January 31, 2000 (unaudited)

Company                                                 Shares        Value
--------------------------------------------------------------------------------
Common Stocks & Other Investments-55.9%

Finance-11.3%
Banking - Money Center-3.8%
Chase Manhattan Corp. ........................           91,400    $   7,351,988
Citigroup, Inc. ..............................          140,377        8,062,904
                                                                   -------------
                                                                      15,414,892
                                                                   -------------
Banking - Regional-2.4%
Bank of America Corp. ........................          154,225        7,470,273
Bank One Corp. ...............................           73,100        2,179,294
                                                                   -------------
                                                                       9,649,567
                                                                   -------------
Insurance-0.5%
PMI Group, Inc. ..............................           24,000          990,000
Travelers Property Casualty Corp. Cl.A .......           34,800        1,261,500
                                                                   -------------
                                                                       2,251,500
                                                                   -------------
Miscellaneous-4.6%
Associates First Capital Corp. Cl.A ..........          222,800        4,456,000
Household International, Inc. ................          227,700        8,026,425
MBNA Corp. ...................................          197,187        4,978,972
The CIT Group, Inc. Cl.A .....................           61,900        1,183,837
                                                                   -------------
                                                                      18,645,234
                                                                   -------------
                                                                      45,961,193
                                                                   -------------
Technology-10.2%
Communication Equipment-2.3%
Motorola, Inc. ...............................           41,000        5,606,750
Nokia Corp. (ADR) (Finland) ..................           21,000        3,843,000
                                                                   -------------
                                                                       9,449,750
                                                                   -------------
Computer Hardware-0.3%
Compaq Computer Corp. ........................           40,300        1,103,213
                                                                   -------------

Computer Services-3.4%
Computer Sciences Corp.(a) ...................           62,700        5,760,563
Electronic Data Systems Corp. ................           42,000        2,840,250
First Data Corp. .............................          112,100        5,499,906
                                                                   -------------
                                                                      14,100,719
                                                                   -------------
Contract Manufacturing-2.2%
Sanmina Corp.(a) .............................           49,600        5,271,550
Solectron Corp.(a) ...........................           53,600        3,892,700
                                                                   -------------
                                                                       9,164,250
                                                                   -------------
Networking Software-0.4%
3Com Corp.(a) ................................           30,000        1,521,562
                                                                   -------------

Semi-Conductor Components-1.6%
Altera Corp.(a) ..............................           55,000        3,614,531
Atmel Corp.(a) ...............................           93,600        2,904,525
                                                                   -------------
                                                                       6,519,056
                                                                   -------------
                                                                      41,858,550
                                                                   -------------


--------------------------------------------------------------------------------
10 o ALLIANCE BALANCED SHARES

PORTFOLIO OF INVESTMENTS
================================================================================

Company                                                 Shares        Value
--------------------------------------------------------------------------------

Consumer Staples-7.3%
Beverages-2.7%
Coca-Cola Enterprises, Inc. ..................           74,400    $   1,878,600
Pepsi Bottling Group, Inc. ...................          438,000        9,061,125
                                                                   -------------
                                                                      10,939,725
                                                                   -------------
Cosmetics-0.6%
Avon Products, Inc. ..........................           71,800        2,284,138
                                                                   -------------

Food-1.4%
General Mills, Inc. ..........................           26,400          823,350
Heinz (H.J.) Co. .............................           21,400          795,813
Nabisco Group Holding Corp. ..................           97,000          836,625
Tyson Foods, Inc. Cl.A .......................          229,900        3,146,756
                                                                   -------------
                                                                       5,602,544
                                                                   -------------
Household Products-0.3%
Viad Corp. ...................................           48,000        1,263,000
                                                                   -------------

Retail - Food & Drug-2.0%
Kroger Co.(a) ................................          474,000        8,235,750
                                                                   -------------

Tobacco-0.3%
Philip Morris Cos., Inc. .....................           69,500        1,455,156
                                                                   -------------
                                                                      29,780,313
                                                                   -------------
Health Care-5.9%
Drugs-2.7%
Bristol-Myers Squibb Co. .....................           66,200        4,369,200
Schering-Plough Corp. ........................           93,000        4,092,000
Warner-Lambert Co. ...........................           26,800        2,544,325
                                                                   -------------
                                                                      11,005,525
                                                                   -------------
Medical Products-0.7%
Abbott Laboratories ..........................           93,000        3,034,125
                                                                   -------------

Medical Services-2.5%
Health Management Associates, Inc. Cl.A(a) ...          145,800        2,032,087
Pacificare Health Systems(a) .................           25,300        1,069,716
Tenet Healthcare Corp.(a) ....................          305,000        6,938,750
                                                                   -------------
                                                                      10,040,553
                                                                   -------------
                                                                      24,080,203
                                                                   -------------
Energy-5.3%
Domestic Integrated-2.3%
Kerr-McGee Corp. .............................           53,900        2,984,713
USX-Marathon Group ...........................          246,200        6,324,262
                                                                   -------------
                                                                       9,308,975
                                                                   -------------
Domestic Producers-0.2%
Murphy Oil Corp. .............................           15,000          860,625
                                                                   -------------


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 11

PORTFOLIO OF INVESTMENTS
================================================================================

Company                                                 Shares        Value
--------------------------------------------------------------------------------

International-1.1%
Total Fina, SA (ADR) (France) ................           74,000    $   4,606,500
                                                                   -------------

Oil Service-1.4%
Noble Drilling Corp.(a) ......................          190,700        5,589,894
                                                                   -------------

Miscellaneous-0.3%
AES Corp.(a) .................................           15,700        1,257,962
                                                                   -------------
                                                                      21,623,956
                                                                   -------------
Consumer Services-4.5%
Airlines-0.7%
Continental Airlines, Inc. Cl.B(a) ...........           67,500        2,134,687
UAL Corp.(a) .................................           12,000          685,500
                                                                   -------------
                                                                       2,820,187
                                                                   -------------
Broadcasting & Cable-1.0%
A.H. Belo Corp. Series A .....................           73,100        1,160,462
CSC Holdings, Inc. Pfd. ......................            9,013          977,911
MediaOne Group, Inc.(a) ......................           25,300        2,011,350
Optel, Inc. warrants, expiring 12/30/04(a)(b)             1,000               10
                                                                   -------------
                                                                       4,149,733
                                                                   -------------
Entertainment & Leisure-1.2%
Carnival Corp. ...............................           52,700        2,374,794
Royal Caribbean Cruises, Ltd. ................           48,000        2,373,000
                                                                   -------------
                                                                       4,747,794
                                                                   -------------
Printing & Publishing-0.8%
American Banknote Corp. warrants,
  expiring 12/01/02,(a)(b) ...................            1,000            1,000
Gannett Co., Inc. ............................           47,200        3,280,400
                                                                   -------------
                                                                       3,281,400
                                                                   -------------
Retail - General Merchandise-0.8%
Saks, Inc.(a) ................................          243,600        3,379,950
                                                                   -------------
                                                                      18,379,064
                                                                   -------------
Multi-Industry Companies-3.7%
Honeywell International, Inc.(a) .............           51,750        2,484,000
Tyco International, Ltd. .....................          269,000       11,499,750
U.S. Industries, Inc. ........................           72,300          935,381
                                                                   -------------
                                                                      14,919,131
                                                                   -------------
Utilities-2.9%
Electric & Gas Utility-1.7%
CMS Energy Corp. .............................           47,300        1,419,000
Consolidated Edison, Inc. ....................           52,200        1,706,288
FPL Group, Inc. ..............................           23,900        1,008,281
GPU, Inc. ....................................           47,000        1,363,000
Pinnacle West Capital Corp. ..................           50,000        1,543,750
                                                                   -------------
                                                                       7,040,319
                                                                   -------------


--------------------------------------------------------------------------------
12 o ALLIANCE BALANCED SHARES

PORTFOLIO OF INVESTMENTS
================================================================================

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)       Value
--------------------------------------------------------------------------------

Telephone Utility-1.2%
AT&T Corp. ...................................           59,845    $   3,156,824
MCI WorldCom, Inc.(a) ........................           37,125        1,704,269
                                                                   -------------
                                                                       4,861,093
                                                                   -------------
Miscellaneous-0.0%
Viatel, Inc.(a) ..............................            4,090          150,947
                                                                   -------------
                                                                      12,052,359
                                                                   -------------
Capital Goods-2.2%
Miscellaneous-2.2%
United Technologies Corp. ....................          171,600        9,084,075
                                                                   -------------

Basic Industry-1.6%
Chemicals-1.6%
Dow Chemical Co. .............................           11,000        1,281,500
Eastman Chemical Co. .........................           22,400          893,200
Lyondell Chemical Co. ........................          242,000        2,616,625
Solutia, Inc. ................................          117,000        1,608,750
                                                                   -------------
                                                                       6,400,075
                                                                   -------------
Transportation-0.6%
Railroad-0.6%
Burlington Northern Santa Fe Corp. ...........          106,000        2,550,625
                                                                   -------------

Consumer Manufacturing-0.4%
Building & Related-0.4%
Masco Corp. ..................................           78,000        1,555,125
                                                                   -------------

Total Common Stocks & Other Investments
  (cost $207,320,775) ........................                       228,244,669
                                                                   -------------

Debt Obligations-37.0%

U.S. Government Obligations-24.9%
U.S. Treasury Bonds
  5.25%, 2/15/29 .............................    $       2,100        1,749,237
  6.125%, 11/15/27 ...........................            6,765        6,366,474
  6.125%, 8/15/29 ............................            3,660        3,483,844
  6.25%, 8/15/23 .............................            3,500        3,340,295
  8.125%, 8/15/19 ............................            7,830        9,017,968
  9.875%, 11/15/15 ...........................            1,000        1,299,690
U.S. Treasury Notes
  4.75%, 11/15/08 ............................            2,000        1,740,000
  5.50%, 5/15/09 .............................            2,000        1,833,440
  5.625%, 2/28/01 ............................            1,250        1,239,650
  5.625%, 5/15/08 ............................              200          186,062
  6.00%, 8/15/09 .............................            1,350        1,286,712
  6.25%, 4/30/01 .............................           17,000       16,944,240
  6.375%, 3/31/01 ............................            3,000        2,995,320
  6.50%, 8/31/01 .............................           18,700       18,670,828
  6.50%, 5/31/02 .............................           12,060       12,014,775


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 13

PORTFOLIO OF INVESTMENTS
================================================================================

                                                      Principal
                                                         Amount
Company                                                   (000)        Value
--------------------------------------------------------------------------------

  6.50%, 8/15/05 .............................    $       1,000    $     988,280
  6.625%, 5/15/07 ............................               25           24,809
  6.875%, 5/15/06 ............................            8,825        8,874,596
  7.00%, 7/15/06 .............................              575          581,739
  7.25%, 5/15/04 .............................            8,000        8,148,720
  7.50%, 2/15/05 .............................            1,000        1,030,470
                                                                   -------------
                                                                     101,817,149
                                                                   -------------
Corporate Debt Obligations-10.3%
Air Transportation-0.2%
Delta Air Lines, Inc. 8.30%, 12/15/29(b) .....              800          766,549
                                                                   -------------

Automotive-0.3%
Federal Mogul Corp. 7.75%, 7/01/06 ...........            1,500        1,366,276
                                                                   -------------

Banking-1.1%
Bank of America Corp. 8.07%, 12/31/26(b) .....            1,300        1,248,213
Bank United Corp. 8.875%, 5/01/07 ............            1,350        1,236,377
Chase Manhattan Corp. 7.00%, 11/15/09 ........            1,000          943,910
Citicorp 6.375%, 11/15/08 ....................              500          457,313
Providian National Bank 6.65%, 2/01/04 .......              500          469,310
                                                                   -------------
                                                                       4,355,123
                                                                   -------------
Broadcasting/Media-0.2%
Westinghouse Electric Corp. 8.625%, 8/01/12 ..            1,000        1,032,672
                                                                   -------------

Cable-0.3%
CSC Holdings, Inc. 7.875%, 12/15/07  .........            1,100        1,086,250
                                                                   -------------

Chemicals-0.7%
ICI North America, Inc. 8.875%, 11/15/06 .....              850          881,461
Lyondell Chemical Co. 9.875%, 5/01/07 ........            1,350        1,341,563
Rohm & Haas Co. 7.40%, 7/15/09 ...............              850          834,286
                                                                   -------------
                                                                       3,057,310
                                                                   -------------
Communications-1.1%
MCI WorldCom, Inc. 6.95%, 8/15/28 ............            1,350        1,201,782
News America Holdings, Inc. 9.50%, 7/15/24 ...            1,250        1,386,144
Nextel Communications, Inc. 9.375%,
  11/15/09(b) ................................              400          386,500
Qwest Communications International, Inc. 7.25%,
  11/01/08(b) ................................            1,465        1,393,581
                                                                   -------------
                                                                       4,368,007
                                                                   -------------
Conglomerate/Miscellaneous-0.3%
First Union Capital II 7.95%, 11/15/29 .......            1,350        1,302,749
                                                                   -------------

Energy-0.4%
Conoco, Inc. 5.90%, 4/15/04 ..................              850          802,003
Union Pacific Resources Group, Inc. 7.30%,
  4/15/09 ....................................              850          811,447
                                                                   -------------
                                                                       1,613,450
                                                                   -------------


--------------------------------------------------------------------------------
14 o ALLIANCE BALANCED SHARES

PORTFOLIO OF INVESTMENTS
================================================================================

                                                      Principal
                                                         Amount
Company                                                   (000)        Value
--------------------------------------------------------------------------------

Financial-0.6%
Goldman Sachs Group, Inc. 6.65%, 5/15/09 .....    $         800    $     732,997
Household Finance Corp. 6.50%, 11/15/08 ......            1,000          911,096
Merrill Lynch & Co., Inc. 6.00%, 2/17/09 .....            1,000          881,910
                                                                   -------------
                                                                       2,526,003
                                                                   -------------
Industrial-0.7%
Delphi Automotive Systems Corp. 7.125%,
  5/01/29 ....................................              900          792,982
Nuevo Grupo Iusacell SA de CV 14.25%,
  12/01/06 ...................................              850          894,625
Yosemite Security Trust I 8.25%, 11/15/04(b) .            1,300        1,279,104
                                                                   -------------
                                                                       2,966,711
                                                                   -------------
Insurance-1.0%
Arkwright CSN Trust 9.625%, 8/15/26(b) .......            1,000        1,007,508
Frank Russell & Co. 5.625%, 1/15/09(b) .......            1,000          860,771
Prudential Insurance Co. 8.30%, 7/01/25(b) ...            2,000        2,050,004
                                                                   -------------
                                                                       3,918,283
                                                                   -------------
Non-Air Transportation-0.8%
Burlington Northern Santa Fe Corp. 6.75%,
  3/15/29 ....................................              850          731,014
ERAC USA Finance Co. 6.625%, 5/15/06(b) ......              900          835,659
Stagecoach Holdings PLC 8.625%, 11/15/09 .....              850          848,864
Union Pacific Corp. 6.625%, 2/01/08  .........            1,100        1,014,748
                                                                   -------------
                                                                       3,430,285
                                                                   -------------
Paper/Packaging-0.4%
Kappa Beheer BV 10.625%, 7/15/09
  (Netherlands)(b)(c) ........................              400          410,896
Temple-Inland, Inc. 6.75%, 3/01/09 ...........            1,250        1,132,702
                                                                   -------------
                                                                       1,543,598
                                                                   -------------
Petroleum Products-0.3%
Apache Finance PTY, Ltd. 6.50%, 12/15/07 .....            1,250        1,141,997
                                                                   -------------

Publishing-0.3%
Knight Ridder, Inc. 6.875%, 3/15/29  .........            1,250        1,083,814
                                                                   -------------

Public Utilities - Electric & Gas-0.9%
AES Corp. 9.50%, 6/01/09 .....................              850          843,625
Arizona Public Service Co. 5.875%, 2/15/04 ...            1,250        1,165,463
Niagara Mohawk Power Co. 7.75%, 10/01/08 .....            1,000          987,974
PSEG Energy Holdings, Inc. 10.00%,
  10/01/09(b) ................................              850          857,953
                                                                   -------------
                                                                       3,855,015
                                                                   -------------
Retail-0.4%
K Mart Funding Corp. 9.44%, 7/01/18  .........              850          790,897
Kohl's Corp. 7.25%, 6/01/29(b) ...............              850          768,324
                                                                   -------------
                                                                       1,559,221
                                                                   -------------


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 15

PORTFOLIO OF INVESTMENTS
================================================================================

                                                      Principal
                                                         Amount
Company                                                   (000)        Value
--------------------------------------------------------------------------------

Sovereign-0.2%
Federal Republic of Brazil 12.75%, 1/15/20 ...    $         750    $     714,187
                                                                   -------------

Technology-0.1%
Exodus Communications, Inc. 10.75%,
  12/15/09(b) ................................              300          308,250
                                                                   -------------
                                                                      41,995,750
                                                                   -------------
Yankee Bonds-1.8%
Abbey National PLC 6.70%, 6/13/08 ............            1,440        1,299,498
Corporacion Andina De Fomento 7.75%,
  3/01/04 ....................................              400          396,538
Deutsche Capital Bank 7.872%, 12/29/49(b) ....              900          871,803
Empresa Electrica Del Norte, SA 7.75%,
  3/15/06(b) .................................            1,685          674,000
Metronet Communications Corp. 1.00%,
  6/15/08 ....................................              850          671,500
Philippine Long Distance Telephone Co. 10.50%,
  4/15/09 ....................................              850          866,242
Province of Quebec 7.00%, 1/30/07 ............            1,000          963,680
  7.50%, 9/15/29 .............................              400          384,776
Telewest Communications PLC 1.00%,
  10/01/07 ...................................              850          802,187
TPSA Finance BV 7.75%, 12/10/08(b) ...........              500          469,049
                                                                   -------------
                                                                       7,399,273
                                                                   -------------
Total Debt Obligations
  (cost $160,773,109) ........................                       151,212,172
                                                                   -------------

Short-Term Investment-6.9%
Time Deposit-6.9%
State Street Euro Dollar
  5.00%, 2/01/00
  (amortized cost $28,053,000) ...............           28,053       28,053,000
                                                                   -------------

Total Investments-99.8%
  (cost $396,146,884) ........................                       407,509,841
Other assets less liabilities-0.2% ...........                           687,128
                                                                   -------------

Net Assets-100% ..............................                     $ 408,196,969
                                                                   =============

(a)   Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At January 31, 2000, the aggregate market value of these securities amounted to $14,189,174 representing 3.5% of net assets.

(c) Securities, or portion thereof, with an aggregate market value of $410,896 have been segregated to collateralize forward exchange currency contracts.

      Glossary:
      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE BALANCED SHARES

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

STATEMENT OF ASSETS & LIABILITIES
January 31, 2000 (unaudited)

Assets
Investments in securities, at value (cost $396,146,884) ........................    $   407,509,841
Cash, at value (cost $21,529) ..................................................             20,149
Dividends and interest receivable ..............................................          3,135,133
Receivable for investment securities sold ......................................          2,490,307
Receivable for capital stock sold ..............................................            901,069
Unrealized appreciation of forward exchange
  currency contracts ...........................................................             13,488
                                                                                    ---------------
Total assets ...................................................................        414,069,987
                                                                                    ---------------
Liabilities
Payable for investment securities purchased ....................................          4,808,474
Payable for capital stock redeemed .............................................            320,527
Distribution fee payable .......................................................            221,303
Advisory fee payable ...........................................................            196,101
Unclaimed dividends ............................................................             90,989
Accrued expenses ...............................................................            235,624
                                                                                    ---------------
Total liabilities ..............................................................          5,873,018
                                                                                    ---------------
Net Assets .....................................................................    $   408,196,969
                                                                                    ===============
Composition Of Net Assets
Capital stock, at par ..........................................................    $       286,722
Additional paid-in capital .....................................................        390,617,681
Undistributed net investment income ............................................            193,606
Accumulated net realized gain on investments and
  foreign currency transactions ................................................          5,730,757
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities ..........................         11,368,203
                                                                                    ---------------
                                                                                    $   408,196,969
                                                                                    ===============
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($195,150,349 / 13,459,159 shares of capital stock
  issued and outstanding) ......................................................             $14.50
Sales charge--4.25% of public offering price ...................................                .64
                                                                                             ------
Maximum offering price .........................................................             $15.14
                                                                                             ======
Class B Shares
Net asset value and offering price per share
  ($145,003,181 / 10,369,791 shares of capital stock
  issued and outstanding) ......................................................             $13.98
                                                                                             ======
Class C Shares
Net asset value and offering price per share
  ($65,343,708 / 4,657,128 shares of capital stock
  issued and outstanding) ......................................................             $14.03
                                                                                             ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($2,699,731 / 186,121 shares of capital stock
  issued and outstanding) ......................................................             $14.51
                                                                                             ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 17

STATEMENT OF OPERATIONS
================================================================================

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2000 (unaudited)

Investment Income
Interest ..................................      $  5,970,486
Dividends (net of foreign taxes
  withheld of $800) .......................         1,465,222     $  7,435,708
                                                 ------------
Expenses
Advisory fee ..............................         1,143,435
Distribution fee - Class A ................           253,783
Distribution fee - Class B ................           720,833
Distribution fee - Class C ................           328,154
Transfer agency ...........................           334,433
Custodian .................................            64,753
Administrative ............................            65,000
Printing ..................................            45,035
Registration ..............................            42,634
Audit and legal ...........................            38,164
Directors' fees ...........................             8,076
Miscellaneous .............................             8,903
                                                 ------------
Total expenses ............................         3,053,203
Less: expense offset arrangement
  (see Note B) ............................           (18,424)
                                                 ------------
Net expenses ..............................                          3,034,779
                                                                  ------------
Net investment income .....................                          4,400,929
                                                                  ------------
Realized And Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on investment
  transactions ............................                          6,643,752
Net realized gain on foreign currency
  transactions ............................                             21,979
Net change in unrealized
  appreciation/depreciation of:
  Investments .............................                        (18,860,005)
  Foreign currency denominated assets
    and liabilities .......................                             19,690
                                                                  ------------
Net loss on investments and foreign
  currency transactions ...................                        (12,174,584)
                                                                  ------------
Net Decrease In Net Assets
  From Operations .........................                       $ (7,773,655)
                                                                  ============

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE BALANCED SHARES

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

STATEMENT OF CHANGES
IN NET ASSETS

                                              Six Months Ended     Year Ended
                                              January 31, 2000      July 31,
                                                 (unaudited)          1999
                                                -------------     -------------
Increase (Decrease) In Net Assets
from Operations
Net investment income ......................    $   4,400,929     $   5,706,156
Net realized gain on investments and
  foreign currency transactions ............        6,665,731        19,573,989
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities .......      (18,840,315)        5,014,569
                                                -------------     -------------
Net increase (decrease) in net assets
  from operations ..........................       (7,773,655)       30,294,714
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ..................................       (2,435,385)       (3,352,299)
  Class B ..................................       (1,400,906)       (1,515,215)
  Class C ..................................         (634,392)         (803,428)
  Advisor Class ............................          (35,605)          (55,237)
Net realized gain on investments
  Class A ..................................       (8,408,044)      (12,911,989)
  Class B ..................................       (6,361,863)       (6,058,584)
  Class C ..................................       (2,911,398)       (1,928,529)
  Advisor Class ............................         (109,815)         (212,403)
Capital Stock Transactions
Net increase ...............................       45,787,203       204,737,959
                                                -------------     -------------
Total increase .............................       15,716,140       208,194,989
Net Assets
Beginning of year ..........................      392,480,829       184,285,840
                                                -------------     -------------
End of period (including undistributed
  net investment income of $193,606 and
  $298,965, respectively) ..................    $ 408,196,969     $ 392,480,829
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 19

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTES TO FINANCIAL STATEMENTS
January 31, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Balanced Shares (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. Fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
20 o ALLIANCE BALANCED SHARES

NOTES TO FINANCIAL STATEMENTS
================================================================================

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, and foreign exchange currency contracts and currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of foreign currency denominated dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency de nominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 21

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% of the excess over $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $65,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $243,515 for the six months ended January 31, 2000.

For the six months ended January 31, 2000, the Fund's expenses were reduced by $18,424 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $17,144 from the sales of Class A shares and $179, $144,557 and $9,242 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2000.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2000, amounted to $202,256, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser and of which $11,197 was paid to DLJ directly.

Accrued expenses includes $23,951 owed to a Director and a former Director under the Director's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reim-


--------------------------------------------------------------------------------
22 o ALLIANCE BALANCED SHARES

NOTES TO FINANCIAL STATEMENTS
================================================================================

bursed by the Fund in the amount of $6,396,254 and $894,152, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $93,384,928 and $64,830,542, respectively, for the six months ended January 31, 2000. There were purchases of $35,132,665 and sales of $17,610,935 of U.S. government and government agency obligations for the six months ended January 31, 2000.

At January 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $48,245,926 and gross unrealized depreciation of investments was $36,882,969 resulting in net unrealized appreciation of $11,362,957 excluding foreign currency transactions.

In connection with the acquisition of Alliance Income Builder Fund (see Note F), the Fund acquired a capital loss carryforward of $233,465. The Fund utilized $52,106 of that capital loss carryforward during the year ended July 31, 1999. At July 31, 1999 the Fund had a remaining capital loss carryforward of $181,359 expiring July 31, 2006 which may be used to offset future gains subject to certain limitations.

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unantici-


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 23

NOTES TO FINANCIAL STATEMENTS
================================================================================

pated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At January 31, 2000, the Fund had an outstanding forward exchange currency contract, to sell foreign currency against the U.S. dollar, as follows:

                                             US $
                          Contract       Value on         US $
                            Amount    Origination      Current        Unrealized
                             (000)           Date        Value      Appreciation
                             -----           ----        -----      ------------
Forward Exchange
  Currency Sale
  Contract
Euro,
  settling 3/15/00             400       $405,140     $391,652           $13,488

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended January 31, 2000, the Fund did not engage in any option transactions.


--------------------------------------------------------------------------------
24 o ALLIANCE BALANCED SHARES

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                    Shares                      Amount
                     ----------------------------  -------------------------------
                     Six Months Ended              Six Months Ended
                           January 31,  Year Ended       January 31,    Year Ended
                                 2000      July 31,            2000        July 31,
                           (unaudited)        1999       (unaudited)          1999
                     --------------------------------------------------------------
Class A
Shares sold                  1,950,996    2,825,403    $ 29,152,213    $ 43,311,421
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                      -0-     200,888              -0-      2,918,932
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                     -0-   1,915,535              -0-     29,102,502
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                651,913      894,028       9,428,707      13,148,824
-----------------------------------------------------------------------------------
Shares converted
  from Class B                 120,056      198,695       2,278,521       3,063,821
-----------------------------------------------------------------------------------
Shares redeemed             (1,419,499)  (1,618,986)    (21,376,869)    (24,811,731)
-----------------------------------------------------------------------------------
Net increase                 1,303,466    4,415,563    $ 19,482,572    $ 66,733,769
===================================================================================


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 25

NOTES TO FINANCIAL STATEMENTS
================================================================================

                                    Shares                      Amount
                     ----------------------------  -------------------------------
                     Six Months Ended              Six Months Ended
                           January 31,  Year Ended       January 31,    Year Ended
                                 2000      July 31,            2000        July 31,
                           (unaudited)        1999       (unaudited)          1999
                     --------------------------------------------------------------
Class B
Shares sold                  2,364,857    4,838,812    $ 34,577,616    $ 71,823,741
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                      -0-     654,701              -0-      9,211,701
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                     -0-   1,560,740              -0-     22,957,076
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                519,622      434,625       7,250,631       6,202,323
-----------------------------------------------------------------------------------
Shares converted
  to Class A                  (156,467)    (205,216)     (2,278,521)     (3,063,821)
-----------------------------------------------------------------------------------
Shares redeemed             (1,385,211)  (1,327,350)    (20,100,623)    (19,586,581)
-----------------------------------------------------------------------------------
Net increase                 1,342,801    5,956,312    $ 19,449,103    $ 87,544,439
===================================================================================

Class C
Shares sold                    975,385    1,253,402    $ 14,187,864    $ 18,314,705
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                      -0-   2,591,244             -0-      36,542,673
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                     -0-     322,665             -0-       4,758,655
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                225,523      146,312       3,157,624       2,101,413
-----------------------------------------------------------------------------------
Shares redeemed               (736,425)    (818,076)    (10,761,078)    (11,825,765)
-----------------------------------------------------------------------------------
Net increase                   464,483    3,495,547    $  6,584,410    $ 49,891,681
===================================================================================


--------------------------------------------------------------------------------
26 o ALLIANCE BALANCED SHARES

NOTES TO FINANCIAL STATEMENTS
================================================================================

                                    Shares                      Amount
                     ----------------------------  -------------------------------
                     Six Months Ended              Six Months Ended
                           January 31,  Year Ended       January 31,    Year Ended
                                 2000      July 31,            2000        July 31,
                           (unaudited)        1999       (unaudited)          1999
                     --------------------------------------------------------------
Advisor Class
Shares sold                     38,232       42,519    $    582,494    $    650,647
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                      -0-       5,223              -0-         75,890
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 10,004       18,020         144,906         264,964
-----------------------------------------------------------------------------------
Shares redeemed                (30,118)     (27,910)       (456,282)       (423,431)
-----------------------------------------------------------------------------------
Net increase                    18,118       37,852    $    271,118    $    568,070
===================================================================================

NOTE F

Acquisition of Alliance Income Builder Fund

On November 13, 1998 the Fund acquired all of the net assets of Alliance Income Builder Fund pursuant to a plan of reorganization approved by Alliance Income Builder Fund shareholders on November 2, 1998. The acquisition was accomplished by a tax-free exchange of 3,452,056 shares of the Fund for 4,944,621 shares of Alliance Income Builder Fund on November 13, 1998. The aggregate net assets of the Fund and Alliance Income Builder Fund immediately before the acquisition were $191,606,941 and $48,749,196, respectively (including unrealized appreciation in Alliance Income Builder Fund of $1,438,262). Immediately after the acquisition the combined net assets of the Fund amounted to $240,356,137.

NOTE G

Acquisition of Alliance Strategic Balanced Fund

On February 1, 1999 the Fund acquired all of the net assets of Alliance Strategic Balanced Fund pursuant to a plan of reorganization approved by Alliance Strategic Balanced Fund shareholders on December 18, 1998. The acquisition was accomplished by a tax-free exchange of 3,798,940 shares of the Fund for 3,232,951 shares of Alliance Strategic Balanced Fund on February 1, 1999. The aggregate net assets of the Fund and Alliance Strategic Balanced Fund immediately before the acquisition were $281,968,797 and $56,818,233, respectively (including unrealized appreciation in Alliance Strategic Balanced Fund of $8,492,533). Immediately after the acquisition the combined net assets of the Fund amounted to $338,787,033.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 27

NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2000.


--------------------------------------------------------------------------------
28 o ALLIANCE BALANCED SHARES

FINANCIAL HIGHLIGHTS
================================================================================

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS A
                                 ------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                 January 31,                                Year Ended July 31,
                                       2000         -----------------------------------------------------------------
                                 (unaudited)             1999          1998           1997         1996          1995
                                 ------------------------------------------------------------------------------------
Net asset value,
  beginning of year .............  $   15.63        $   15.97     $   16.17      $   14.01    $   15.08     $   13.38
                                   ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ...........        .19 (a)          .36 (a)       .33 (a)       .31(a)        .37           .46
Net realized and unrealized
  gain (loss) on investment
  transactions ..................       (.49)            1.29          1.86           3.97          .45          1.62
                                   ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................       (.30)            1.65          2.19           4.28          .82          2.08
                                   ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............       (.19)            (.34)         (.32)          (.32)        (.41)         (.36)
Distributions from net
  realized gains ................       (.64)           (1.65)        (2.07)         (1.80)       (1.48)         (.02)
                                   ----------------------------------------------------------------------------------
Total dividends and
  distributions .................       (.83)           (1.99)        (2.39)         (2.12)       (1.89)        (.38)
                                   ----------------------------------------------------------------------------------
Net asset value,
  end of period .................  $   14.50        $   15.63     $   15.97      $   16.17    $   14.01     $   15.08
                                   ==================================================================================
Total Return
Total investment return
  based on net asset value(b) ...      (1.87)%          11.44%        14.99%         33.46%        5.23%        15.99%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) ...............  $ 195,150        $ 189,953     $ 123,623      $ 115,500    $ 102,567     $ 122,033
Ratio of expenses to
  average net assets ............       1.12%(c)(d)      1.22%(c)      1.30%(c)       1.47%(c)     1.38%       1.32 %
Ratio of net investment
  income to average
  net assets ....................       2.54%(d)         2.31%         2.07%          2.11%        2.41%         3.12%
Portfolio turnover rate .........         22%             105%          145%           207%         227%          179%

See footnote summary on page 32.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 29

FINANCIAL HIGHLIGHTS
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS B
                                 ------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                 January 31,                                Year Ended July 31,
                                       2000         -----------------------------------------------------------------
                                 (unaudited)             1999          1998           1997         1996          1995
                                 ------------------------------------------------------------------------------------
Net asset value,
  beginning of year .............  $   15.11        $   15.54     $   15.83      $   13.79    $   14.88     $   13.23
                                   ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ...........        .13(a)           .23(a)        .21(a)         .19(a)       .28           .30
Net realized and unrealized
  gain (loss) on investment
  transactions ..................       (.48)            1.25          1.81           3.89          .42          1.65
                                   ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................       (.35)            1.48          2.02           4.08          .70          1.95
                                   ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............       (.14)            (.26)         (.24)          (.24)        (.31)         (.28)
Distributions from net
  realized gains ................       (.64)           (1.65)        (2.07)         (1.80)       (1.48)         (.02)
                                   ----------------------------------------------------------------------------------
Total dividends and
  distributions .................       (.78)           (1.91)        (2.31)         (2.04)       (1.79)         (.30)
                                   ----------------------------------------------------------------------------------
Net asset value,
  end of period .................  $   13.98        $   15.11     $   15.54      $   15.83    $   13.79     $   14.88
                                   ==================================================================================
Total Return
Total investment return
  based on net asset value(b) ...      (2.26)%          10.56%        14.13%         32.34%        4.45%        15.07%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) ...............  $ 145,003        $ 136,384     $  47,728      $  24,192    $  18,393     $  15,080
Ratio of expenses to
  average net assets ............       1.86%(c)(d)      1.97%(c)      2.06%(c)       2.25%(c)     2.16%         2.11%
Ratio of net investment
  income to average
  net assets ....................       1.80%(d)         1.56%         1.34%          1.32%        1.61%         2.30%
Portfolio turnover rate .........         22%             105%          145%           207%         227%          179%

See footnote summary on page 32.


--------------------------------------------------------------------------------
30 o ALLIANCE BALANCED SHARES

FINANCIAL HIGHLIGHTS
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS C
                                 ------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                 January 31,                                Year Ended July 31,
                                       2000         -----------------------------------------------------------------
                                 (unaudited)             1999          1998           1997         1996          1995
                                 ------------------------------------------------------------------------------------
Net asset value,
  beginning of year .............  $   15.15        $   15.57     $   15.86      $   13.81    $   14.89     $   13.24
                                   ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ...........        .13(a)           .24(a)        .21(a)         .20(a)       .26           .30
Net realized and unrealized
  gain (loss) on investment
  transactions ..................       (.47)            1.25          1.81           3.89          .45          1.65
                                   ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................       (.34)            1.49          2.02           4.09          .71          1.95
                                   ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............       (.14)            (.26)         (.24)          (.24)        (.31)         (.28)
Distributions from net
  realized gains ................       (.64)           (1.65)        (2.07)         (1.80)       (1.48)         (.02)
                                   ----------------------------------------------------------------------------------
Total dividends and
  distributions .................       (.78)           (1.91)        (2.31)         (2.04)       (1.79)         (.30)
                                   ----------------------------------------------------------------------------------
Net asset value,
  end of period .................  $   14.03        $   15.15     $   15.57      $   15.86    $   13.81     $   14.89
                                   ==================================================================================
Total Return
Total investment return
  based on net asset value(b) ...      (2.18)%          10.60%        14.09%         32.37%        4.52%        15.06%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) ...............  $  65,344        $  63,517     $  10,855      $   5,510    $   6,096     $   5,108
Ratio of expenses to
  average net assets ............       1.86%(c)(d)      1.96%(c)      2.05%(c)       2.23%(c)     2.15%         2.09%
Ratio of net investment
  income to average
  net assets ....................       1.80%(d)         1.57%         1.36%          1.37%        1.63%         2.32%
Portfolio turnover rate .........         22%             105%          145%           207%         227%          179%

See footnote summary on page 32.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 31

FINANCIAL HIGHLIGHTS
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           ADVISOR CLASS
                                                        -----------------------------------------------------
                                                              Six
                                                            Months                                    Oct. 2,
                                                             Ended                                    1996(e)
                                                        January 31,         Year Ended July 31,           to
                                                              2000          ------------------       July 31,
                                                        (unaudited)(d)      1999          1998          1997
                                                        -----------------------------------------------------
Net asset value, beginning of period ...................   $ 15.64       $ 15.98       $ 16.17       $ 14.79
                                                           -------------------------------------------------
Income From Investment Operations
Net investment income(a) ...............................       .21           .39           .37           .23
Net realized and unrealized gain (loss) on investment
  transactions .........................................      (.49)         1.29          1.87          3.22
                                                           -------------------------------------------------
Net increase (decrease) in net asset value
  from operations ......................................      (.28)         1.68          2.24          3.45
                                                           -------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...................      (.21)         (.37)         (.36)         (.27)
Distributions from net realized gains ..................      (.64)        (1.65)        (2.07)        (1.80)
                                                           -------------------------------------------------
Total dividends and distributions ......................      (.85)        (2.02)        (2.43)        (2.07)
                                                           -------------------------------------------------
Net asset value, end of period .........................   $ 14.51       $ 15.64       $ 15.98       $ 16.17
                                                           =================================================
Total Return
Total investment return based
  on net asset value(b) ................................     (1.75)%       11.71%        15.32%        25.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............   $ 2,700       $ 2,627       $ 2,079       $ 1,565
Ratio of expenses to average net assets(c) .............       .86%(d)       .97%         1.06%         1.30%(d)
Ratio of net investment income to average net assets ...      2.79%(d)      2.56%         2.33%         2.15%(d)
Portfolio turnover rate ................................        22%          105%          145%          207%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                          Six
                        Months
                         Ended                                    Period
                    January 31,         Year Ended July 31,       Ended
                          2000          ------------------       July 31,
                    (unaudited)(d)      1999          1998          1997
                    ----------------------------------------------------
Class A..........         1.10%         1.21%         1.29%         1.46%
Class B..........         1.85%         1.96%         2.05%         2.24%
Class C..........         1.84%         1.94%         2.04%         2.22%
Advisor Class....          .84%          .96%         1.05%         1.29%(d)

(d)   Annualized.

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
32 o ALLIANCE BALANCED SHARES

GLOSSARY OF INVESTMENT TERMS
================================================================================

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the Bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

debt securities

A type of security that denotes a loan that must be repaid to the lender in the future.

diversification

A technique of allocating assets among many types of investments.

equity security

Another term for stock.

fixed-income security

A security that pays a pre-set rate of interest or dividends.

fixed rate

The interest rate does not change during the entire term of the loan.

government bond

A bond that is issued by the U.S. government or its agencies.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

maturity

The date that an obligation becomes due for payment.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the market, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

Treasuries

Negotiable U.S. government debt obligations, backed by the full faith and credit of the U.S. government. Treasuries are issued either as bills, notes or bonds depending on the maturity. Treasuries are exempt from state and local taxes.

Treasury bond

A debt security issued by the U.S. Treasury with a maturity of 10 years or more.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 33

ALLIANCE CAPITAL
================================================================================

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $368 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 31 of the FORTUNE 100 companies and public retirement funds in 31 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 277 investment professionals in 21 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/99.


--------------------------------------------------------------------------------
34 o ALLIANCE BALANCED SHARES

ALLIANCE CAPITAL AT YOUR SERVICE
================================================================================

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 35

BOARD OF DIRECTORS
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Corinne Molof Hill, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
36 o ALLIANCE BALANCED SHARES

ALLIANCE CAPITAL FAMILY OF FUNDS
================================================================================

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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